UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


  Read instructions at end of Form before preparing Form. Please print or type.



1.   Name and address of issuer:
     RSI  Retirement  Trust
     317 Madison  Avenue
     New York, New York 10017


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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]


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3.   Investment Company Act File Number:  811-04193

     Securities Act File Number:  2 - 95074


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4(a).Last day of fiscal year for which this Form is filed: September 30, 2001



4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)



Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c).[ ] Check box if this is the last time the issuer will be filing this Form.




5.   Calculation of registration fee:


     (i)      Aggregate sale price of securities sold
              during the fiscal year pursuant to
              section 24(f):                                       $ 16,779,168
                                                                   ------------


     (ii)     Aggregate price of securities redeemed
              or repurchased during the fiscal year:   $150,566,312
                                                       ------------


     (iii)    Aggregate price of securities redeemed
              or repurchased during any prior fiscal
              year ending no earlier than
              October 11, 1995 that were not
              previously used to reduce registration
              fees payable to the Commission:          $1,000,459,197
                                                       ------------


     (iv)     Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                     -$1,151,025,509
                                                                 --------------


     (v)      Net sales - if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                     $0
                                                                   ------------


     (vi)     Redemption credits available for use in
              future years - if Item 5(i) is less than
              Item 5(iv) [subtract Item 5(iv) from
              Item 5(i)]:                             -$1,134,246,341
                                                       --------------


     (vii)    Multiplier for determining registration
              fee (See Instruction C.9):                          x 0.00025
                                                                   ------------

     (viii)   Registration fee due [multiply Item 5(v)
              by Item 5(vii)] (enter "0" if no fee is due):       =$ 0
                                                                   ------------

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 1,773,281. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


7.   Interest  due - if this Form is being filed
     more than 90 days after the end of the
     issuer's fiscal year (see Instruction D):     N/A             +$ 0
                                                                   ------------

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8.   Total of the amount of the registration fee
     due plus any interest due [line 5(viii)
     plus line 7]:                                                 =$ 0
                                                                   ------------


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9.   Date  the  registration  fee  and  any
     interest  payment  was  sent to the
     Commission's lockbox depository:              N/A



                                   Method of Delivery:

                                   [ ] Wire Transfer
                                   [ ] Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*      /s/ Stephen P. Pollak
                               -------------------------------

                               Stephen P. Pollak
                               Executive Vice President, Counsel and Secretary



Date:   December 26, 2001


  * Please print the name and title of the signing officer below the signature.